Income taxes (Details 2) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Deferred tax assets1		R$ 6,358,601	R$ 8,257,252	R$ 8,529,972
Deferred tax liabilities1		1,153,481	1,407,434	1,234,398
Liabilities category member
IfrsStatementLineItems [Line Items]
Ending balance		5,999,273	5,714,469	4,981,691
Ending balance		53,156	686,390
Other comprehensive income		231,648
Impact on the equity			46,388
Net member
IfrsStatementLineItems [Line Items]
Ending balance		5,205,120	6,849,818	7,295,574
Ending balance		135,970	(164,966)
Other comprehensive income		(1,780,668)
Impact on the equity			(280,790)
Asset member
IfrsStatementLineItems [Line Items]
Ending balance		11,204,393	12,564,287	12,277,265
Ending balance		189,126	521,424
Other comprehensive income		(1,549,020)	(234,402)
Tax losses i r and negative base c s l member | Asset member
IfrsStatementLineItems [Line Items]
Ending balance		2,397,532	3,354,716	3,278,184
Ending balance		(957,184)	76,532
Goodwill amortized member | Asset member
IfrsStatementLineItems [Line Items]
Ending balance		2,095	2,459	6,520
Ending balance		(364)	(4,061)
Exchange variations member | Asset member
IfrsStatementLineItems [Line Items]
Ending balance		3,342,880	4,280,062	3,817,615
Ending balance		611,838	696,849
Other comprehensive income		(1,549,020)	(234,402)
Temporary adjustment member | Asset member
IfrsStatementLineItems [Line Items]
Ending balance		4,647,532	4,782,277	4,996,337
Ending balance		(134,745)	(214,060)
Temporary adjustment member | Liabilities category member
IfrsStatementLineItems [Line Items]
Ending balance		420,315	88,993	158,232
Ending balance		331,322	(69,239)
Business combination member | Asset member
IfrsStatementLineItems [Line Items]
Ending balance			26,884	56,211
Ending balance		(26,884)	(29,327)
Tax credits member | Asset member
IfrsStatementLineItems [Line Items]
Ending balance	[1]	697,662		77,032
Ending balance	[1]	697,662	(77,032)
Other [member] | Liabilities category member
IfrsStatementLineItems [Line Items]
Ending balance		4,826	4,826	4,827
Ending balance		29,706	(46,389)
Other comprehensive income		(29,706)
Impact on the equity			46,388
Other [member] | Asset member
IfrsStatementLineItems [Line Items]
Ending balance		116,692	117,889	45,366
Ending balance		(1,197)	72,523
Amortization of fair value adjustments on the assets from the acquisiton of quattor member | Liabilities category member
IfrsStatementLineItems [Line Items]
Ending balance		722,433	725,097	722,222
Ending balance		(2,664)	2,875
Tax depreciation member | Liabilities category member
IfrsStatementLineItems [Line Items]
Ending balance		4,051,462	4,176,950	3,737,169
Ending balance		(125,488)	439,781
Exclusion of i c m s in basis of calculation member | Liabilities category member
IfrsStatementLineItems [Line Items]
Ending balance		189,649	331,479
Ending balance		(141,830)
Exclusion of i c m s in basis of calculation member | Liabilities category member
IfrsStatementLineItems [Line Items]
Ending balance			331,479
Present value adjustment and amortized cost member | Liabilities category member
IfrsStatementLineItems [Line Items]
Ending balance		423,951	154,691	79,920
Ending balance		7,906	74,771
Other comprehensive income		261,354
Amortization of fair value adjustments on the assets from the acquisiton of braskem qpar member | Liabilities category member
IfrsStatementLineItems [Line Items]
Ending balance		186,637	232,433	R$ 279,321
Ending balance		R$ (45,796)	R$ (46,888)

[1]	Tax credits refer to the income tax paid by subsidiaries abroad, to be used by Braskem S.A. in the coming years.